Financial Information of Parent Company Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 3,438,370	$ (40,158,654)	$ (44,328,912)
Other comprehensive income, net of tax
Unrealized gain of available-for-sales securities	(54,516,694)	133,864,495	0
Foreign currency translation adjustments	(27,222,102)	(5,895,181)	(701,895)
Comprehensive loss of Acorn International, Inc.	(78,330,133)	87,719,533	(45,028,304)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	3,438,370	(40,158,654)	(44,328,912)
Other comprehensive income, net of tax
Unrealized gain of available-for-sales securities	(53,999,944)	130,928,599	0
Foreign currency translation adjustments	(27,715,195)	(2,933,003)	(700,108)
Comprehensive loss of Acorn International, Inc.	$ (78,276,769)	$ 87,836,942	$ (45,029,020)